Earnings Per Share - Summary of share data used in the basic and diluted earnings per share computations (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share
Weighted average number of ordinary shares for basic earnings per share	59,067,000	59,067,000	59,067,000
Effect of dilution:
Warrants	5,000	37,000	18,000
Weighted average number of ordinary shares adjusted for effect of dilution	59,072,000	59,105,000	59,085,000